SCHEDULE OF PREPAYMENTS (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule Of Prepayments
Prepaid expenses	[1]	$ 3,678,951	$ 55,000
Prepaid taxes			1,552
Total		$ 3,678,951	$ 56,552

[1]	The balance represents the prepaid expenses to various suppliers, including but not limited to prepaid system development fee, prepaid data collection expense, prepaid marketing expense and other miscellaneous expenses.